Deferred Income Tax - Changes of Net Deferred Tax Assets and Liabilities (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Changes in Deferred Tax Assets and Liabilities [Line Items]
Deferred tax benefit	¥ 152,515	¥ 310,959	¥ 56,011
IFRS 9 [member]
Changes in Deferred Tax Assets and Liabilities [Line Items]
At beginning of period	(202,591)	(622,259)
Deferred tax benefit	152,515	310,959
Deferred tax relating to other comprehensive income:
Remeasurements of defined benefit plans reserve	(30,563)	8,168
Financial instruments at fair value through other comprehensive income reserve	(121,432)	103,410
Own credit on financial liabilities designated at fair value through profit or loss reserve	(200)	(3,013)
Exchange differences on translating foreign operations reserve		(20)
Acquisition and disposal of subsidiaries and businesses	524	(314)
Exchange differences and others	(1,650)	478
At end of period	¥ (203,397)	¥ (202,591)	¥ (622,259)